Variable Interest Entities (Schedule of assets and liabilities of Oncor Holdings) (Details) - Oncor Holdings [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 26	$ 5
Restricted cash	38	56
Trade accounts receivable — net	388	407
Trade accounts and other receivables from affiliates	118	118
Income taxes receivable from EFH Corp.	107	144
Inventories	82	73
Accumulated deferred income taxes	0	10
Prepayments and other current assets	88	91
Total current assets	847	904
Restricted cash	0	16
Other investments	97	97
Property, plant and equipment — net	13,024	12,463
Goodwill	4,064	4,064
Regulatory assets — net	1,194	1,429
Other noncurrent assets	31	34
Total assets	19,257	19,007
Current liabilities:
Short-term borrowings	840	711
Long-term debt due currently	41	639
Trade accounts payable — nonaffiliates	150	202
Income taxes payable to EFH Corp.	20	24
Accrued taxes other than income	181	174
Accrued interest	82	93
Other current liabilities	144	156
Total current liabilities	1,458	1,999
Accumulated deferred income taxes	1,985	1,978
Long-term debt, less amounts due currently	5,646	4,964
Other noncurrent liabilities and deferred credits	2,306	2,245
Total liabilities	$ 11,395	$ 11,186